April 1, 2013

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3800

MILWAUKEE, WISCONSIN 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com Email

CLIENT/MATTER NUMBER

047293-0101

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Arbitrage Funds – File Nos. 333-30470 and 811-09815

Ladies and Gentlemen:

On behalf of The Arbitrage Funds, a Delaware business trust (the “Trust”), pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 23 to the Form N-1A Registration Statement, including exhibits, is filed herewith. The Trust is filing Post-Effective Amendment No. 23 pursuant to Rule 485(a)(1) to add the Class A shares of The Arbitrage Fund, The Arbitrage Credit Opportunities Fund and The Arbitrage Event-Driven Fund, each a series of the Trust. The prospectus and statement of additional information for the Class R shares, Class I shares and the Class C shares of The Arbitrage Fund, The Arbitrage Credit Opportunities Fund and The Arbitrage Event-Driven Fund are not changed by the filing of this Post-Effective Amendment No. 23 to the Trust’s Registration Statement.

The Trust has designated on the facing sheet of Post-Effective Amendment No. 23 that such Post-Effective Amendment become effective on May 31, 2013 pursuant to Rule 485(a)(1). Please note that the Trust will file a post-effective amendment pursuant to Rule 485(b) to, among other things, respond to any comments that the staff may have.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.